Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

6. Leases

In June 2021, the Company entered into a facility lease agreement for its company headquarters in Los Gatos, California. This non-cancellable operating lease expires in June 2026. Operating lease costs for the facility lease were $73 and $73 for the three months ended June 30, 2024 and 2023, respectively, and were $146 and $146 for the six months ended June 30, 2024 and 2023, respectively.

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2024	2023
Operating lease right-of-use assets	$525	$646

Operating lease liability, current	$(271)	$(256)
Operating lease liability, noncurrent	(290)	(428)
Total operating lease liabilities	$(561)	$(684)

Future maturities of operating lease liabilities as of June 30, 2024 were as follows:

2024	$154
2025	310
2026	144
Total lease payments	608
Less: imputed interest	(47)
Present value of operating lease liabilities	$561

Other information:

Cash paid for operating leases for the six months ended June 30, 2024	$148
Cash paid for operating leases for the six months ended June 30, 2023	$144
Remaining lease term - operating leases (in years)	2.00
Average discount rate - operating leases	8.0%

8. Leases

In June 2021, the Company entered into a facility lease agreement for its company headquarters in Los Gatos, California. This non-cancellable operating lease expires in June 2026.

Operating lease costs for the facility lease were $292 and $292 for the years ended December 31, 2023 and 2022, respectively.

Supplemental balance sheet information related to leases was as follows:

	December 31, 2023	December 31, 2022
Operating lease right-of-use asset	$646	$873

Operating lease liability, current	$(256)	$(228)
Operating lease liability, noncurrent	(428)	(683)
Total operating lease liabilities	$(684)	$(911)

Future maturities of operating lease liabilities as of December 31, 2023 were as follows:

2024	302
2025	310
2026	144
Total lease payments	756
Less: imputed interest	(72)
Present value of operating lease liabilities	$684

Other information:

Cash paid for operating leases for the year ended December 31, 2023	$293
Cash paid for operating leases for the year ended December 31, 2022	$284
Remaining lease term - operating leases (in years)	2.50
Average discount rate - operating leases	8.0%